Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss), total	$ (191.8)	$ (117.5)	$ (73.2)	$ (24.4)
Change	(74.3)	(44.3)	(48.8)
Accumulated other comprehensive income (loss), total	(191.8)	(117.5)	(73.2)
Foreign Currency Translation Adjustment
Component accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss), total	(191.6)	(116.8)	(72.6)	(20.7)
Change	(74.8)	(44.2)	(51.9)
Accumulated other comprehensive income (loss), total	(191.6)	(116.8)	(72.6)
Net Unrealized Gain/(Loss) On Hedges
Component accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss), total	(0.3)	(0.8)	(0.6)	(3.7)
Change	0.5	(0.2)	3.1
Accumulated other comprehensive income (loss), total	(0.3)	(0.8)	(0.6)
Net Unrealized Gain/(Loss) On Available-for-sale Securities
Component accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss), total	0.1	0.1	0.0	$ 0.0
Change	0.0	0.1	0.0
Accumulated other comprehensive income (loss), total	$ 0.1	$ 0.1	$ 0.0